Benefit Plans and Stock-Based Compensation - Summary of Birks' Restricted Stock Units And Deferred Share Units (Detail) - shares	12 Months Ended
	Mar. 28, 2026	Mar. 29, 2025	Mar. 30, 2024
Cash Settled Deferred Share Units [Member]
Schedule Restricted Stock Options And Deferred Stock Units [Line Items]
Beginning balance	231,621	96,688	35,584
Grants of new units	245,454	143,829	70,000
Exercised	(61,094)	(8,896)	(8,896)
Ending balance	415,981	231,621	96,688
Cash Settled Restricted Stock Units [Member]
Schedule Restricted Stock Options And Deferred Stock Units [Line Items]
Beginning balance	0	0	50,000
Exercised		0	(50,000)
Ending balance	0	0	0
Equity Settled Deferred Share Units [Member]
Schedule Restricted Stock Options And Deferred Stock Units [Line Items]
Beginning balance	331,764	740,482	750,482
Exercised	(110,588)	(408,718)	(10,000)
Ending balance	221,176	331,764	740,482